Fees Summary	Feb. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,478,000
Previously Paid Amount	0.00
Total Fee Amount	379.38
Total Offset Amount	0.00
Net Fee	379.38
Narrative - Max Aggregate Offering Price	$ 2,478,000
Final Prospectus	true